Other comprehensive income (loss) - Q3 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Other comprehensive income (loss) [Abstract]
Other Comprehensive Income (Loss)
The following table summarizes the components of other comprehensive income (loss):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(in thousands)
Unrealized gains (losses) arising during the period, before income taxes	$(2)	$177	$8,077	$(1,673)
Income taxes	1	(61)	(2,826)	586
Unrealized gains (losses) arising during the period, net of income taxes	(1)	116	5,251	(1,087)
Less reclassification adjustment:
Net realized investment gains (losses)	—	(4)	361	12
Income taxes	—	2	(126)	(4)
Reclassification adjustment included in net income	—	(2)	235	8
Other comprehensive income (loss)	$(1)	$118	$5,016	$(1,095)

The following table summarizes the components of other comprehensive income (loss):

	Year Ending December 31,
	2015	2014	2013
	(in thousands)
Unrealized gains (losses) arising during the period, before income taxes	$(2,347)	$4,691	$(4,748)
Income taxes	821	(1,642)	1,662
Unrealized gains (losses) arising during the period, net of income taxes	(1,526)	3,049	(3,086)
Less reclassification adjustment:
Net realized investment gains	57	197	44
Income taxes	(20)	(69)	(15)
Reclassification adjustment included in net income	37	128	29
Other comprehensive income (loss)	$(1,563)	$2,921	$(3,115)